SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Schedule of Segment Information by Geography
The following table summarizes revenues by geography, based on the customers' location:

	For the year ended December 31,
	2020	2019	2018
North America
United States of America	558,528	483,228	400,029
Canada	15,622	13,125	7,061
Subtotal North America	574,150	496,353	407,090
Europe
Spain	32,977	26,134	30,298
United Kingdom	17,100	15,672	12,970
Belgium	2,924	—	8
Switzerland	1,785	—	—
France	1,224	267	79
Luxembourg	1,292	937	1,109
Germany	939	437	623
Netherlands	1,461	2,723	1,023
Others	2,078	614	130
Subtotal Europe	61,780	46,784	46,240
Asia
India	2,670	2,157	1,063
Indonesia	—	1,157	1,686
Japan	5,338	1,062	—
Others	341	277	318
Subtotal Asia	8,349	4,653	3,067
Latin America and others
Argentina	53,667	32,295	24,241
Colombia	13,302	14,355	5,362
Chile	50,707	29,547	21,246
Mexico	25,928	20,623	11,949
Perú	11,648	6,251	1,718
Brazil	11,976	7,964	238
Panama	737	128	460
Uruguay	144	17	529
Others	1,751	355	170
Subtotal Latin America and others	169,860	111,535	65,913
TOTAL	814,139	659,325	522,310
The following table summarizes non-current assets other than deferred taxes as stated in IFRS 8, paragraph 33.b, by jurisdiction:

	As of December 31,
	2020	2019

Argentina	104,929	82,978
Spain	396,970	144,761
United States of America	68,767	69,631
Brazil	2,702	1,739
Uruguay	12,971	1,728
Luxembourg	4,226	4,289
Colombia	43,237	34,901
México	20,761	13,724
India	11,350	9,297
Chile	4,877	2,798
Peru	3,986	4,461
Other countries	3,985	1,361
TOTAL	678,761	371,668